Document and Entity Information	12 Months Ended
Apr. 02, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Qorvo, Inc.
Entity Central Index Key	0001604778
Document Type	8-K
Document Period End Date	Apr. 02, 2016
Amendment Flag	false